Business and Organization	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS AND ORGANIZATION

1 — BUSINESS AND ORGANIZATION

Dragon Victory International Limited (“Dragon Victory”) was formed in the Cayman Islands on July 19, 2015. Dragon Victory’s wholly-owned subsidiary, Sweet Lollipop Co., Ltd. (“Sweet Lollipop”) was formed in the British Virgin Islands on May 8, 2014. Long Yun International Holdings Limited (“Long Yun HK”), which is a wholly-owned subsidiary of Sweet Lollipop, was formed in Hong Kong on May 2, 2015. HangZhou Yuyao Network Technology Co., Ltd (“WFOE I”), our wholly foreign-owned entity, was organized pursuant to PRC laws on May 30, 2016.

HangZhou Longyun Network Technology Co., Ltd (“HangZhou Longyun”, “VIE”) was established on October 9, 2014 in HangZhou, PRC pursuant to PRC laws, which is owned by Mr. Yu Han holding 85% equity ownership interest and Koulin Han holding 15% equity ownership interest.

HangZhou Longyun’s operation includes offering reward-based crowdfunding opportunities in the PRC to entrepreneurs and funding sources primarily through an internet-based platform, offering business incubation services to the ventures utilizing its platform for their projects, and offering to act as a finder to also assist these companies to obtain loans or additional equity financing, and introduce them to potential business partners, find merger candidates or other strategic relationships, or assist with feasibility studies.

On August 19, 2016, WFOE I and Mr. Yu Han and Ms. Koulin Han, the owners of HangZhou Longyun; entered into a series of agreements known as variable interest agreements (the “VIE Agreements”) pursuant to which HangZhou Longyun became WFOE I’s contractually controlled affiliate. The purpose and effect of the VIE Agreements is to provide HangZhou Longyun (our indirect wholly-owned subsidiary) with all management control and net profits earned by HangZhou Longyun.

On November 3, 2017, Dragon Victory entered into a Strategic Cooperation Agreement (the “Agreement”) under a joint venture where Dragon Victory through its subsidiaries will own 60% of Hangzhou Taikexi Dacheng Automotive Technology Service Co., Ltd (“Taikexi”) to upgrade the current platform to set-up a business ecosystem to offer online auto-insurance and to provide a full range of off-line auto parts and advisory services to consumers.

Taikexi has two wholly owned subsidiaries: Hangzhou Taikexi Automotive Services Company Limited (“TAS”) and Hangzhou Taikexi Cultural Media Co., Ltd. (“TCM”). Both subsidiaries have not commenced operations.

Effective March 20, 2018, WFOE I, HangZhou Longyun, and HangZhou Longyun’s owners executed a Termination Agreement to terminate each of the VIE Agreements dated August 19, 2016. As a result of entering into such Termination Agreements, WFOE I will no longer be the sole equity holder of HangZhou Longyun and will have no control rights and no rights to the assets, property and revenue of HangZhou Longyun. The Company is in the process of dissolving WFOE I.

On March 20, 2018, Hangzhou Dacheng Investment Management Co., Ltd. (“WFOE II”), a newly formed wholly owned subsidiary of the Company, entered into a series of contractual arrangements (the “New VIE Agreements”) with HangZhou Longyun and its owners. The New VIE agreements are designed to provide WFOE II (which replaced WFOE I) with the power, rights and obligations equivalent in all respects to those it would possess as the sole equity holder of HangZhou Longyun, including absolute control rights and the rights to the assets, property and revenue of HangZhou Longyun. There is no change to Long Yun’s capital structure.

The Company decided to replace WFOE I with WFOE II in order to take full advantage of certain preferential tax treatments and subsidies granted by the local government of Shangcheng District of Hangzhou, Zhejiang province, where WFOE II was incorporated.

On August 3, 2018, WFOE II established Shenzhen Guanpeng International Technology Co., Ltd (“Guanpeng”). WFOE II holds a 51% interest in Guanpeng.

On May 5, 2019, WFOE II participated in the establishment of Zhejiang Shengyuan Business Consulting Co., Ltd (“Shengyuan”). WFOE II holds a 49% interest in Shengyuan. Shengyuan has not begun operations.

On July 7, 2019, Hanzhou Longyun incorporated a wholly owned subsidiary, Dacheng Liantong Zhejiang Information Technology Co., Ltd (“Dacheng Liantong”). Business operations have not yet commenced.

Dragon Victory, Sweet Lollipop, Long Yun HK, WFOE I, WFOE II, Hangzhou Taikexi Dacheng Automotive Technology Service Co., Ltd, and HangZhou Longyun shall be collectively referred to as the “Company”.